Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of long-term debt

As at	Dec 31 2017	Dec 31 2016
Unsecured notes
(i) 3.25% due December 15, 2019	$348,060	$347,126
(ii) 5.25% due March 1, 2022	248,072	247,685
(iii) 4.25% due December 1, 2024	296,873	296,529
(iv) 5.65% due December 1, 2044	295,158	295,084
	1,188,163	1,186,424
Egypt limited recourse debt facilities	241,190	288,515
Other limited recourse debt facilities	72,918	81,267
Total long-term debt[1]	1,502,271	1,556,206
Less current maturities[1]	(55,905)	(53,997)
	$1,446,366	$1,502,209

[1]	Long-term debt and current maturities are presented net of discounts and deferred financing fees of $17.8 million as at December 31, 2017 (2016 - $17.8 million).

Schedule of minimum principal payments for long-term debt
The minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Limited recourse debt facilities	Unsecured notes	Total
2018	$57,072	$—	$57,072
2019	60,100	350,000	410,100
2020	62,115	—	62,115
2021	109,462	—	109,462
2022	31,279	250,000	281,279
Thereafter	—	600,000	600,000
	$320,028	$1,200,000	$1,520,028